UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2010

                 Check here if Amendment [ ]; Amendment Number:
             This  Amendment  (Check  only one.): [ ] is a restatement.
                                                  [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

              Name:      Apis Capital Advisors, LLC
                         ------------------------------------
              Address:   53 Forest Avenue, Suite 103
                         ------------------------------------
                         Old Greenwich, CT 06870
                         ------------------------------------
                        Form 13F File Number: 028-13123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

              Name:      Kyle M. Hartley
                         ------------------------------------
              Title:     Chief Financial Officer
                         ------------------------------------
              Phone:     203-409-6310
                         ------------------------------------
                     SIGNATURE, PLACE, AND DATE OF SIGNING:

   /s/ Kyle M. Hartley                Old Greenwich, CT          8/13/10
   -----------------------------    ---------------------  --------------------
          [Signature]                   [City, State]             [Date]

                         REPORT TYPE (CHECK ONLY ONE.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

                       Number of Other Included Managers:            0
                                                                ------------
                       Form 13F Information Table Entry Total:      25
                                                                ------------
                       Form 13F Information Table Value Total:  $ 63,913.0
                                                                ------------
                                                                 (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                                 SHARES /
                             SECURITY                 VALUE        PRN      SH/  PUT/   INVESMENT    OTHER       VOTING AUTHORITY
SECURITY                       TYPE        ID_CUSIP   X1000       AMOUNT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARES  NONE
ALEXION PHARMACEUTICALS INC   Common Stock 015351109  $12,633.9   246,805    SH           Yes          No       x
ALTISOURCE PORTFOLIO SOL      Common Stock N/A        $ 9,191.1   371,507    SH           Yes          No       x
ANADYS PHARMACEUTICALS INC    Common Stock 03252Q408  $   584.6   304,472    SH           Yes          No       x
AUTOLIV INC                   Common Stock 052800109  $ 2,811.2    58,750    SH           Yes          No       x
BIOSPECIFICS TECHNOLOGIES     Common Stock 090931106  $ 6,913.6   347,765    SH           Yes          No       x
CADENCE PHARMACEUTICALS, INC  Common Stock 12738T100  $   370.1    52,800    SH           Yes          No       x
CAPITAL GOLD CORP             Common Stock 14018Y205  $ 5,394.6 1,348,646    SH           Yes          No       x
CIRRUS LOGIC INC              Common Stock 172755100  $ 2,690.1   170,153    SH           Yes          No       x
CYPRESS BIOSCIENCE INC        Common Stock 232674507  $   382.5   166,300    SH           Yes          No       x
DENDREON CORP                 Common Stock 24823Q107  $ 1,652.1    51,100    SH           Yes          No       x
DUSA PHARMACEUTICALS INC      Common Stock 266898105  $   108.0    50,222    SH           Yes          No       x
EZCHIP SEMICONDUCTOR LTD      Common Stock N/A        $   916.8    52,388    SH           Yes          No       x
GOLAR LNG LTD                 Common Stock N/A        $ 2,402.4   243,400    SH           Yes          No       x
January 11 Calls on BIIB US   Equity Option N/A       $    25.3   126,300    SH   Call    Yes          No       x
January 11 Calls on ONXX US   Equity Option N/A       $    11.1   103,600    SH   Call    Yes          No       x
JDA SOFTWARE GROUP INC        Common Stock 46612K108  $ 1,274.8    58,000    SH           Yes          No       x
NAM TAI ELECTRONICS INC       Common Stock 629865205  $    74.6    18,100    SH           Yes          No       x
ONYX PHARMACEUTICALS INC      Common Stock 683399109  $ 1,658.1    76,800    SH           Yes          No       x
PERMA-FIX ENVIRONMENTAL SVCS  Common Stock 714157104  $   890.9   553,334    SH           Yes          No       x
POWERSECURE INTERNATIONAL IN  Common Stock 73936N105  $   468.4    51,530    SH           Yes          No       x
PROSHARES ULTRASHORT 20+Y TR  ETP          74347R297  $ 1,354.3    38,170    SH           Yes          No       x
QKL STORES INC                Common Stock 74732Y105  $   293.1    69,774    SH           Yes          No       x
ROVI CORP                     Common Stock 779376102  $ 2,399.7    63,300    SH           Yes          No       x
UNITED THERAPEUTICS CORP      Common Stock 91307C102  $ 8,738.9   179,039    SH           Yes          No       x
WESTPORT INNOVATIONS INC      Common Stock 960908309  $   673.1    42,900    SH           Yes          No       x

                                                      $63,913.0